Rental Income, Net	12 Months Ended
Dec. 31, 2024
Rental Income, Net [Abstract]
RENTAL INCOME, NET

NOTE 21 – RENTAL INCOME, NET

The Company subleases part of the leased assets on a straight-line basis to other third parties. The lease terms with lessees vary and usually start from two years. Rental income as of December 31, 2024, 2023 and 2022 consisted of the following:

	2024	2023	2022
Rental income	$251,542	411,962	$388,058
Rental expense	(97,071)	(216,615)	(289,342)
Total rental income, net	$154,471	195,347	$98,716